Cash and cash equivalents and restricted cash (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 19,656,000	$ 11,640,000	$ 27,804,000	$ 35,631,000
Total cash, cash equivalents and restricted cash	$ 20,686,000	11,640,000	$ 27,804,000	38,675,000	$ 19,176,000
ElectraMeccanica Vehicles Corp
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		65,454,810		134,255,538
Restricted cash		1,116,456		515,449
Total cash, cash equivalents and restricted cash		$ 66,571,266		$ 134,770,987	$ 222,219,684